Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 1,810.4	$ 1,441.9
Additions	538.6	586.9
Business combinations		10.8
Disposals	(1.4)	(0.9)
Depreciation	(300.3)	(246.7)
Impairment	(43.3)
Effect of foreign currency exchange rate changes	0.3	18.4
Carrying amount, Ending balance	2,004.3	1,810.4
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	427.0	360.0
Additions	166.6	165.6
Business combinations		0.0
Disposals	(0.1)	(0.1)
Depreciation	(120.4)	(101.9)
Impairment	(16.5)
Effect of foreign currency exchange rate changes	3.0	3.4
Carrying amount, Ending balance	459.6	427.0
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	672.0	513.3
Additions	234.7	260.0
Business combinations		10.8
Disposals	(1.3)	(0.6)
Depreciation	(142.0)	(115.1)
Impairment	(26.8)
Effect of foreign currency exchange rate changes	(0.9)	3.6
Carrying amount, Ending balance	735.7	672.0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	544.7	418.7
Additions	107.4	152.5
Business combinations		0.0
Disposals	0.0	(0.1)
Depreciation	(37.9)	(29.7)
Impairment	0.0
Effect of foreign currency exchange rate changes	(1.0)	3.3
Carrying amount, Ending balance	613.2	544.7
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	166.7	149.9
Additions	29.9	8.8
Business combinations		0.0
Disposals	0.0	(0.1)
Depreciation	0.0	0.0
Impairment	0.0
Effect of foreign currency exchange rate changes	(0.8)	8.1
Carrying amount, Ending balance	$ 195.8	$ 166.7